Commitments and Contingencies - Commitments for the acquisition of vessel owning companies from a related party and vessels under construction (Table) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Vessels Acquisitions I [Member]
Property, Plant and Equipment [Line Items]
2025	$ 0
2026	486,000
2027	0
Total	486,000
Vessels Under Construction I [Member]
Property, Plant and Equipment [Line Items]
2025	231,389
2026	725,829
2027	479,307
Total	1,436,525
Total [Member]
Property, Plant and Equipment [Line Items]
2025	231,389
2026	1,211,829
2027	479,307
Total	$ 1,922,525